UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

EFMT DEPOSITOR LLC

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of earliest event reported) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CPR 240.15Ga-2)

Central Index Key Number of depositor: 0001946154

EFMT 2026-AE1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ________________

Central Index Key Number of underwriter (if applicable): ________________

Robert A. Catarella, (203) 409-3596

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02	Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03	Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Item 2.02 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

EFMT DEPOSITOR LLC
By: Ellington Management GROUP, L.L.C., as its manager

Date: January 16, 2026	/s/ Robert A. Catarella
	Name:	Robert A. Catarella
	Title:	Managing Director

EXHIBIT INDEX

99.01	Canopy Financial Technology Partners, LLC (“Canopy”) Narrative
1.	Canopy Supplemental Data Report
2.	Canopy Business Purpose Report
3.	Canopy Rating Agency Grades Summary Report
4.	Canopy Rating Agency Grades Detail Report
5.	Canopy Valuation Report
6.	Canopy ATR or QM Report
7.	Canopy Data Compare Report

99.02	Consolidated Analytics, Inc. (“CA”) Narrative
1.	CA Exception Report
2.	CA Rating Agency Grades Report
3.	CA Valuations Report
4.	CA Data Compare Report
5.	CA Supplemental Report

99.03	Digital Risk, LLC (“Digital Risk”) Narrative
1.	Digital Risk Findings Summary Report
2.	Digital Risk Exception Report
3.	Digital Risk Rating Agency Grades Report
4.	Digital Risk Valuation Report
5.	Digital Risk DI Summary Report
6.	Digital Risk DI DD Standard Report
7.	Digital Risk Supplemental Report
8.	Digital Risk AUS Supplemental Report
9.	Digital Risk QM Supplemental Report

99.04	Incenter Lender Services LLC (“Incenter”) Narrative
1.	Incenter Review Summary Report
2.	Incenter Exception Report
3.	Incenter Rating Agency Grades Report
4.	Incenter Tape Compare Report
5.	Incenter Supplemental Data Report
6.	Incenter QM ATR Report
7.	Incenter Valuations Summary

99.05	Opus Capital Markets Consultants, LLC (“Opus”) Narrative
1.	Opus Standard Findings Report
2.	Opus Rating Agency Grades Summary Report
3.	Opus ATR or QM Report
4.	Opus Business Purpose Supplement Report
5.	Opus Supplemental Data Report
6.	Opus Valuation Report
7.	Opus Data Compare Report

99.06	Phoenix Collateral Advisors, LLC (“Phoenix”) Narrative
1.	Phoenix ATR or QM Report
2.	Phoenix Data Compare Report
3.	Phoenix Rating Agency Grades Summary Report
4.	Phoenix Rating Agency Grades Detail Report
5.	Phoenix Valuation Report